Cover	Dec. 29, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2023
Entity File Number	000-56555
Entity Registrant Name	Trustfeed Corp.
Entity Central Index Key	0001265521
Entity Tax Identification Number	86-1006313
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10940 Wilshire Boulevard
Entity Address, Address Line Two	Suite 705
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90024
City Area Code	213
Local Phone Number	616-0011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	140 Broadway
Entity Address, Address Line Two	46th Floor New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005